Financial Instruments (Tables)	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Summary of Detailed Information Financial Assets And Liabilities Classified And Measured
The Company’s financial assets and liabilities are classified and measured as follows:

As at,		December 31, 2024		March 31, 2024
	Category	Carrying Value	Fair Value	Carrying Value	Fair Value

Financial assets

Cash (1)	Financial assets at amortized cost	$266.9	$266.9	$97.9	$97.9

Restricted cash (1)	Financial assets at amortized cost	$0.1	$0.1	$3.9	$3.9

Accounts receivable (2)	Financial assets at amortized cost	$227.6	$227.6	$246.7	$246.7

Other assets:

Other assets (1)	Financial assets at amortized cost	$10.7	$4.7	$7.6	$7.6

Derivative asset (3)	Financial instruments at FVTP(L)	$5.9	$5.9	$-	$-

Financial liabilities

Bank indebtedness (1)	Financial liabilities at amortized cost	$0.4	$0.4	$0.3	$0.3

Accounts payable and accrued liabilities (1)	Financial liabilities at amortized cost	$319.1	$319.1	$286.8	$286.8

Current portion of governmental loans (1)	Financial liabilities at amortized cost	$25.0	$25.0	$16.2	$16.2

Current portion of financing arrangement (1)	Financial liabilities at amortized cost	$1.0	$1.0	$0.9	$0.9

Long-term governmental loans (1)	Financial liabilities at amortized cost	$133.6	$133.6	$127.4	$127.4

Long-term portion of financing arrangement (1)	Financial liabilities at amortized cost	$12.6	$12.6	$10.4	$10.4

Warrant liability (4)	Financial instruments at FVTP(L)	$52.2	$52.2	$44.9	$44.9

Earnout liability (4)	Financial instruments at FVTP(L)	$10.1	$10.1	$13.8	$13.8

Share-based payment compensation liability (4)	Financial instruments at FVTP(L)	$34.5	$34.5	$31.9	$31.9

Senior secured lien notes (1)	Financial liabilities at amortized cost	$498.4	$515.2	$-	$-

1
- Initial measurement at fair value and subsequent remeasurement at amortized cost.
2
- Initial measurement at transaction price and subsequent remeasurement at amortized cost.
3
- Level 2; Initial measurement at fair value and subsequent remeasurement at FVTOCI(L)
4
- Level 1; Initial measurement at fair value and subsequent remeasurement at FVTP(L)

Summary of Company's Canadian Dollar Denominated Financial Instruments
The Company’s Canadian dollar denominated financial instruments as at December 31, 2024 and March 31, 2024, were as follows:

As at,	December 31, 2024	March 31, 2024

Cash	$1.9	$1.5

Restricted cash	0.1	3.9

Accounts receivable	107.0	78.0

Accounts payable and accrued liabilities	(139.4)	(145.5)

Governmental loans	(158.6)	(143.6)

Other long-term liabilities	(23.7)	(17.0)

Net Canadian dollar denominated financial instruments	$(212.7)	$(222.7)

Summary of Company's Contractually Agreed (Undiscounted) Cash Flows Payable Under Financial Liabilities
The following table discloses the Company’s contractually agreed (undiscounted) cash flows payable under financial liabilities, as at December 31, 2024:

	Carrying Amount	Contractual Cash Flows	Year 1	Year 2	Years 3 to 5	Greater than 5 Years

Revolving Credit Facility	$0.4	$(0.4)	$(0.4)	$-	$-	$-

Accounts payable and accrued liabilities	319.1	(319.1)	(319.1)	-	-	-

Governmental Loans	158.6	(289.2)	(25.0)	(25.0)	(46.1)	(193.1)

Interest on Provincial MENDM Loan	-	(10.6)	(1.7)	(2.4)	(6.5)	-

Financing arra ngem ents	10.6	(10.6)	(1.0)	(1.0)	(8.6)	-

Senior Secured Lien Notes	498.4	(503.6)	-	-	(503.6)	-

Interest on Senior Secured Lien Notes	-	(206.9)	(46.0)	(46.0)	(114.9)	-

	$987.1	$(1,340.4)	$(393.2)	$(74.4)	$(679.7)	$(193.1)

The following table discloses the Company’s contractually agreed (undiscounted) cash flows payable under financial liabilities, as at March 31, 2024:

	Carrying Amount	Contractual Cash Flows	Year 1	Year 2	Years 3 to 5	Greater than 5 Years

Revolving Credit Facility	$0.3	$(0.3)	$(0.3)	$-	$-	$-

Accounts payable and accrued liabilities	286.8	(286.8)	(286.8)	-	-	-

Governmental Loans	143.6	(254.2)	(16.2)	(25.0)	(61.7)	(151.3)

Interest on Provincial MENDM Loan	-	(8.3)	(0.9)	(2.1)	(5.3)	-

Financing arrangements	11.3	(11.3)	(0.9)	(1.0)	(9.4)	-

	$442.0	$(560.9)	$(305.1)	$(28.1)	$(76.4)	$(151.3)